Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
OPERATING ACTIVITIES
Income (loss) for the year	$ (27,010)	$ 45,770
Adjustments for:
Interest and accretion expense (note 7)	11,838	8,890
Income tax expense	34,604	32,628
Income taxes paid	(27,848)	(3,150)
Income tax instalments paid	(28,910)
Payment of cash settled RSUs and DSUs	(466)	(2,049)
Adjustments for items not affecting cash:
Depreciation and depletion	29,153	15,230
Share based payments (note 18)	3,221	2,447
Unrealized foreign exchange loss (gain)	(843)	(1,862)
Loss on impairment and derecognition of exploration properties (note 11)	72,743
Loss on extinguishment of credit facility	1,547	13,219
Other	866	(31)
Cash provided by operating activities before changes in non-cash working capital	68,895	111,092
Changes in non-cash working capital (note 20(b))	(3,599)	(15,781)
Cash provided by operating activities	65,296	95,311
INVESTING ACTIVITIES
Purchase of plant and equipment	(8,149)	(5,726)
Expenditures on mineral properties	(12,705)	(12,252)
Deposits and other payments on long term assets	(496)	(855)
Restricted cash and environmental bonding	2,422	3,176
Value added taxes received		18,527
Payment pursuant to the Layback Agreement (note 13(c))	(22,800)	(15,000)
Acquisition of Gold Standard, net of cash received		(1,226)
Cash used in investing activities	(41,728)	(13,356)
FINANCING ACTIVITIES
Proceeds from issuance of common shares, net (note 16(b))	18,434	(261)
Proceeds from exercise of stock options and warrants	7,760	20,024
Changes in Project Loan, Credit Facility, and Revolving Facility (note 20(c))	(36,559)	(15,752)
Interest paid	(11,797)	(8,816)
Lease payments	(969)	(574)
Cash used in financing activities	(23,131)	(5,379)
Effects of exchange rate changes on cash	(83)	(814)
Net increase in cash	354	75,762
Cash, beginning of year	96,278	20,516
CASH, END OF YEAR	$ 96,632	$ 96,278